Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,089	€ 16,438
% of total portfolio	1.50%	2.00%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,063	€ 8,359
% of total portfolio	1.80%	2.70%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,026	€ 8,080
% of total portfolio	1.40%	1.60%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,047	€ 10,853
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,919	5,880
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,128	4,973
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,042	5,585
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,144	2,478
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,898	€ 3,107